ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 18,343	$ 1,267	$ 958
Increases	95,491	59,138	2,788
Decreases (utilized)	(82,812)	(41,428)	(2,129)
Adjustments	(311)	(634)	(350)
Balance at end of the period	30,711	18,343	1,267
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at beginning of the period	16,380	1,001	573
Increases	94,640	56,669	2,485
Decreases (utilized)	(80,633)	(40,656)	(2,057)
Adjustments	(645)	(634)
Balance at end of the period	29,742	16,380	1,001
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	1,963	266	385
Increases	851	2,469	303
Decreases (utilized)	(2,179)	(772)	(72)
Adjustments	334		(350)
Balance at end of the period	$ 969	$ 1,963	$ 266